ACQUISITION	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
ACQUISITION

NOTE 5 – ACQUISITION

On March 16, 2011 (the “Closing Date”) MMAX Media, Inc. completed its agreement and plan of merger (the “Merger Agreement”) to acquire Hyperlocal Marketing, LLC, a Florida limited liability company (“Hyperlocal”), pursuant to which Hyperlocal merged with and into HLM Paymeon, Inc., a Florida corporation and wholly owned subsidiary of MMAX. Under the terms of the Merger Agreement, the Hyperlocal members received 20,789,395 shares of MMAX common stock. In accordance with ASC Topic 360-10-45-15, the transaction is accounted for as a reverse acquisition and Hyperlocal is considered the accounting acquirer and the acquiree is MMAX since the members of Hyperlocal obtained voting and management control of MMAX. Hyperlocal is deemed to have issued 638,602 preferred shares and 12,403,374 common shares pursuant to the reverse merger (See note 9).

The purchase price was allocated first to record identifiable assets acquired and liabilities assumed at fair value and the remainder to goodwill as follows:

Cash	$4,088
License	1,453
Total assets acquired	5,541
Accounts payable and accrued liabilities	(14,573)
Total liabilities assumed	(14,573)
Goodwill	4,705,104
Total purchase price	$4,696,072

At June 30, 2011 the Company determined there was no future economic value for the goodwill and license acquired and fully impaired the assets in the amount of $4,705,104 and $1,454, respectively.

The amounts of MMAX's revenue and net loss included in the unaudited Company’s consolidated statement of operations for the nine months ended September 30, 2011, and the unaudited supplemental pro forma revenue and net loss of the combined entity give effect to the acquisition had it occurred January 1, 2010 are as follows:

	(Unaudited)
	Revenues	Net Income (Loss)

Supplemental consolidated proforma information for the nine months ended September 30, 2011	$25,928	$(6,018,972)

Supplemental consolidated pro forma information for the year ended December 31, 2010	$28,973	$(2,183,046)

In preparing the unaudited pro forma information, various assumptions were made, and the Company does not purport this information to be indicative of what would have occurred had acquisition been made as of January 1, 2010, nor is it indicative of the results of future combined operations.